Acquisition - Summary of Preliminary Purchase Price Allocation (Detail) - USD ($) $ in Thousands	Aug. 28, 2020	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019	Mar. 29, 2018
Estimated fair value of assets acquired and liabilities assumed:
Goodwill		$ 20,249	$ 1,285	$ 1,336	$ 1,467
Voxtel
Estimated fair value of consideration:
Base purchase price	$ 27,281
Contingent Consideration	7,800
Total estimated fair value of consideration	35,081
Estimated fair value of assets acquired and liabilities assumed:
Net working capital	4,064
Property and equipment	57
Finite-life intangible assets	13,600
Indefinite-life intangible assets	2,400
Deferred tax liability	(3,843)
Goodwill	18,803
Allocated purchase price	$ 35,081